Property Plant And Equipment - Summary of Property Plant And Equipment (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023
Disclosure of detailed information about oil and gas properties [line items]
At the beginning of the financial year		$ 40,791
At the end of the financial year		42,636		$ 40,791
Gross carrying amount [member]
Disclosure of detailed information about oil and gas properties [line items]
At the end of the financial year		1,407
Property Plants and Equipments [Member]
Disclosure of detailed information about oil and gas properties [line items]
At the beginning of the financial year		40,791
At the end of the financial year		42,636		40,791
Property Plants and Equipments [Member] | Gross carrying amount [member]
Disclosure of detailed information about oil and gas properties [line items]
At the beginning of the financial year		40,791		39,919
Acquisitions through business combinations	[1]	2,303
Additions		5,221	[2]	6,595
Disposals at written down value		(1,185)	[3]	(10)
Depreciation and amortisation		(4,523)		(3,956)
Impairment losses	[4]			(1,440)
Completions and transfers		29	[5]	304
Transfer to assets held for sale				(621)
At the end of the financial year		42,636		40,791
Property Plants and Equipments [Member] | Historical Cost [member]
Disclosure of detailed information about oil and gas properties [line items]
At the beginning of the financial year		70,439
At the end of the financial year		76,966		70,439
Property Plants and Equipments [Member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about oil and gas properties [line items]
At the beginning of the financial year		(29,648)
At the end of the financial year		(34,330)		(29,648)
Property Plants and Equipments [Member] | Land and buildings [member]
Disclosure of detailed information about oil and gas properties [line items]
At the beginning of the financial year		701
At the end of the financial year		734		701
Property Plants and Equipments [Member] | Land and buildings [member] | Gross carrying amount [member]
Disclosure of detailed information about oil and gas properties [line items]
At the beginning of the financial year		701		840
Acquisitions through business combinations	[1]	92
Disposals at written down value		(3)	[3]	(8)
Depreciation and amortisation		(56)		(67)
Impairment losses	[4]			(64)
At the end of the financial year		734		701
Property Plants and Equipments [Member] | Land and buildings [member] | Historical Cost [member]
Disclosure of detailed information about oil and gas properties [line items]
At the beginning of the financial year		1,745
At the end of the financial year		1,830		1,745
Property Plants and Equipments [Member] | Land and buildings [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about oil and gas properties [line items]
At the beginning of the financial year		(1,044)
At the end of the financial year		(1,096)		(1,044)
Property Plants and Equipments [Member] | Oil and gas properties [member]
Disclosure of detailed information about oil and gas properties [line items]
At the beginning of the financial year	[6]	24,168
At the end of the financial year	[6]	25,787		24,168
Property Plants and Equipments [Member] | Oil and gas properties [member] | Gross carrying amount [member]
Disclosure of detailed information about oil and gas properties [line items]
At the beginning of the financial year	[6]	24,168		23,377
Additions	[6]	(293)	[2]	836
Disposals at written down value	[6]	(4)	[3]	(2)
Depreciation and amortisation	[6]	(4,419)		(3,844)
Impairment losses	[4],[6]			(1,048)
Completions and transfers	[6]	6,335	[5]	4,855
Transfer to assets held for sale	[6]			(6)
At the end of the financial year	[6]	25,787		24,168
Property Plants and Equipments [Member] | Oil and gas properties [member] | Historical Cost [member]
Disclosure of detailed information about oil and gas properties [line items]
At the beginning of the financial year	[6]	51,755
At the end of the financial year	[6]	58,303		51,755
Property Plants and Equipments [Member] | Oil and gas properties [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about oil and gas properties [line items]
At the beginning of the financial year	[6]	(27,587)
At the end of the financial year	[6]	(32,516)		(27,587)
Property Plants and Equipments [Member] | Projects in development [member]
Disclosure of detailed information about oil and gas properties [line items]
At the beginning of the financial year	[7]	15,724
At the end of the financial year	[7]	15,926		15,724
Property Plants and Equipments [Member] | Projects in development [member] | Gross carrying amount [member]
Disclosure of detailed information about oil and gas properties [line items]
At the beginning of the financial year	[7]	15,724		15,541
Acquisitions through business combinations	[1],[7]	2,211
Additions	[7]	5,514	[2]	5,759
Disposals at written down value	[3],[7]	(1,178)
Impairment losses	[4],[7]			(328)
Completions and transfers	[7]	(6,345)	[5]	(4,633)
Transfer to assets held for sale	[7]			(615)
At the end of the financial year	[7]	15,926		15,724
Property Plants and Equipments [Member] | Projects in development [member] | Historical Cost [member]
Disclosure of detailed information about oil and gas properties [line items]
At the beginning of the financial year	[7]	16,443
At the end of the financial year	[7]	16,300		16,443
Property Plants and Equipments [Member] | Projects in development [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about oil and gas properties [line items]
At the beginning of the financial year	[7]	(719)
At the end of the financial year	[7]	(374)		(719)
Property Plants and Equipments [Member] | Other plant and equipment [Member]
Disclosure of detailed information about oil and gas properties [line items]
At the beginning of the financial year	[6]	198
At the end of the financial year	[6]	189		198
Property Plants and Equipments [Member] | Other plant and equipment [Member] | Gross carrying amount [member]
Disclosure of detailed information about oil and gas properties [line items]
At the beginning of the financial year	[6]	198		161
Depreciation and amortisation	[6]	(48)		(45)
Completions and transfers	[6]	39	[5]	82
At the end of the financial year	[6]	189		198
Property Plants and Equipments [Member] | Other plant and equipment [Member] | Historical Cost [member]
Disclosure of detailed information about oil and gas properties [line items]
At the beginning of the financial year	[6]	496
At the end of the financial year	[6]	533		496
Property Plants and Equipments [Member] | Other plant and equipment [Member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about oil and gas properties [line items]
At the beginning of the financial year	[6]	(298)
At the end of the financial year	[6]	$ (344)		$ (298)

[1]	Refer to Note B.5 for details on business combination and Note B.7 for details on asset acquisitions. Projects in development include the fair value ascribed to future phases of certain projects acquired through business combinations.
[2]	Includes $5,003 million of capital additions and $410 million of capitalised borrowing costs offset by $192 million following changes in restoration provision.
[3]	Refer to Note B.8 for details on disposal of assets.
[4]	Refer to Note B.4 for details on impairment.
[5]	Upon first oil in June 2024, the carrying value of the Sangomar project has been transferred from projects in development to oil and gas properties.
[6]	Transferred exploration and evaluation and plant and equipment, which were categories in 2023, have been reviewed and presented in new categories in 2024. Transferred exploration and evaluation and operational plant and equipment have been combined and presented as ‘oil and gas properties’. All remaining plant and equipment have been presented as ‘other plant and equipment’. The 2023 amounts have been reclassified to be presented on the same basis.
[7]	$1,407 million of the carrying amount as at 31 December 2024 in projects in development relates to new energy assets.